Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 298,386,000
Previously Paid Amount	0
Total Fee Amount	45,682.9
Total Offset Amount	0
Net Fee	$ 45,682.9